Net financial income (loss) - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	€ 2,511	€ 177
Interest costs	2,960	€ 2,219
EIB loan
Disclosure of financial instruments by type of interest rate [line items]
Interest costs	2,900
EIB loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Accumulated variable interest expense accrual	2,000
EIB loan | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense on borrowings	889
HSBC bank account denominated In US dollars
Disclosure of financial instruments by type of interest rate [line items]
Foreign exchange gains	€ 2,400